FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,326	$1,326
Accounts receivable and other	—	—	6,838	6,838
Financial assets (current and non-current)(1)	1,555	21	142	1,718
Total	$1,555	$21	$8,306	$9,882

Financial liabilities
Corporate borrowings	$—	$—	$5,084	$5,084
Non-recourse borrowings (current and non-current)	—	—	44,675	44,675
Accounts payable and other	—	—	4,002	4,002
Financial liabilities (current and non-current)(1)	405	—	2,358	2,763
Lease liabilities	—	—	4,420	4,420
Preferred shares(2)	—	—	20	20
Total	$405	$—	$60,559	$60,964
1.Derivative instruments which are elected for hedge accounting totaling $701 million are included in financial assets and $253 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,857	$1,857
Accounts receivable and other	—	—	6,660	6,660
Financial assets (current and non-current)(1)	1,391	23	127	1,541
Total	$1,391	$23	$8,644	$10,058

Financial liabilities
Corporate borrowings	$—	$—	$4,911	$4,911
Non-recourse borrowings (current and non-current)	—	—	40,904	40,904
Accounts payable and other	—	—	4,350	4,350
Financial liabilities (current and non-current)(1)	578	—	2,297	2,875
Lease liabilities	—	—	3,626	3,626
Preferred shares(2)	—	—	20	20
Total	$578	$—	$56,108	$56,686
1.Derivative instruments which are elected for hedge accounting totaling $507 million are included in financial assets and $393 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,326	$1,326
Accounts receivable and other	—	—	6,838	6,838
Financial assets (current and non-current)(1)	1,555	21	142	1,718
Total	$1,555	$21	$8,306	$9,882

Financial liabilities
Corporate borrowings	$—	$—	$5,084	$5,084
Non-recourse borrowings (current and non-current)	—	—	44,675	44,675
Accounts payable and other	—	—	4,002	4,002
Financial liabilities (current and non-current)(1)	405	—	2,358	2,763
Lease liabilities	—	—	4,420	4,420
Preferred shares(2)	—	—	20	20
Total	$405	$—	$60,559	$60,964
1.Derivative instruments which are elected for hedge accounting totaling $701 million are included in financial assets and $253 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,857	$1,857
Accounts receivable and other	—	—	6,660	6,660
Financial assets (current and non-current)(1)	1,391	23	127	1,541
Total	$1,391	$23	$8,644	$10,058

Financial liabilities
Corporate borrowings	$—	$—	$4,911	$4,911
Non-recourse borrowings (current and non-current)	—	—	40,904	40,904
Accounts payable and other	—	—	4,350	4,350
Financial liabilities (current and non-current)(1)	578	—	2,297	2,875
Lease liabilities	—	—	3,626	3,626
Preferred shares(2)	—	—	20	20
Total	$578	$—	$56,108	$56,686
1.Derivative instruments which are elected for hedge accounting totaling $507 million are included in financial assets and $393 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,326	$1,326	$1,857	$1,857
Accounts receivable and other	6,838	6,838	6,660	6,660
Financial assets (current and non-current)	1,718	1,718	1,541	1,541
Total	$9,882	$9,882	$10,058	$10,058

Financial liabilities
Corporate borrowings(1)	$5,084	$4,968	$4,911	$4,796
Non-recourse borrowings (current and non-current)(2)	44,675	44,372	40,904	40,533
Accounts payable and other	4,002	4,002	4,350	4,350
Financial liabilities (current and non-current)	2,763	2,763	2,875	2,875
Preferred shares(3)	20	20	20	20
Total	$56,544	$56,125	$53,060	$52,574
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation and global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2024	December 31, 2023
Marketable securities	Level 1(1)	$124	$108
Foreign currency forward contracts	Level 2(2)
Financial asset		$50	$23
Financial liability		25	51
Interest rate swaps & other	Level 2(2)
Financial asset		$802	$685
Financial liability		300	419
Other contracts	Level 3(3)
Financial asset		$600	$598
Financial liability		80	108
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and interest rate.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,326	$1,326	$1,857	$1,857
Accounts receivable and other	6,838	6,838	6,660	6,660
Financial assets (current and non-current)	1,718	1,718	1,541	1,541
Total	$9,882	$9,882	$10,058	$10,058

Financial liabilities
Corporate borrowings(1)	$5,084	$4,968	$4,911	$4,796
Non-recourse borrowings (current and non-current)(2)	44,675	44,372	40,904	40,533
Accounts payable and other	4,002	4,002	4,350	4,350
Financial liabilities (current and non-current)	2,763	2,763	2,875	2,875
Preferred shares(3)	20	20	20	20
Total	$56,544	$56,125	$53,060	$52,574
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation and global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2024	December 31, 2023
Marketable securities	Level 1(1)	$124	$108
Foreign currency forward contracts	Level 2(2)
Financial asset		$50	$23
Financial liability		25	51
Interest rate swaps & other	Level 2(2)
Financial asset		$802	$685
Financial liability		300	419
Other contracts	Level 3(3)
Financial asset		$600	$598
Financial liability		80	108
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and interest rate.